Schedule of Investments (unaudited)	iShares® MSCI UAE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.5%
Aramex PJSC	635,920	$670,018

Airlines — 3.0%
Air Arabia PJSC	2,477,824	1,353,473

Banks — 41.9%
Abu Dhabi Commercial Bank PJSC	769,364	2,092,344
Abu Dhabi Islamic Bank PJSC	938,356	2,128,183
Dubai Islamic Bank PJSC	1,170,688	1,896,141
Emirates NBD Bank PJSC	555,799	1,989,598
First Abu Dhabi Bank PJSC	1,886,561	11,021,456
		19,127,722
Building Products — 2.0%
National Central Cooling Co. PJSC	300,963	213,040
Ras Al Khaimah Ceramics	861,341	694,862
		907,902
Capital Markets — 2.6%
Dubai Financial Market PJSC	1,655,168	969,803
SHUAA Capital PSC	1,584,173	236,787
		1,206,590
Construction & Engineering — 0.2%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	74,870
		74,877
Diversified Financial Services — 2.7%
Al Waha Capital PJSC	1,662,612	679,044
Amanat Holdings PJSC	1,756,087	496,220
Gulf General Investment Co.(a)(b)	7,295,803	70,911
		1,246,175
Diversified Telecommunication Services — 21.1%
Emirates Telecommunications Group Co. PJSC	1,169,167	9,649,806

Energy Equipment & Services — 0.2%
Lamprell PLC(b)	358,739	115,272

Food Products — 1.6%
Agthia Group PJSC	549,300	739,539

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)	112,588	1

Industrial Conglomerates — 2.9%
Dubai Investments PJSC	2,092,102	1,307,955
Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.4%
Dana Gas PJSC	3,687,604	$1,082,736

Real Estate Management & Development — 10.8%
Aldar Properties PJSC	1,413,161	2,034,666
Deyaar Development PJSC(b)	1,192,375	130,939
Emaar Development PJSC(b)	27,191	32,693
Emaar Properties PJSC	1,237,662	1,922,088
Eshraq Investments PJSC(b)	1,994,111	218,141
RAK Properties PJSC(b)	1,749,280	325,597
Union Properties PJSC(b)	3,751,803	267,950
		4,932,074
Specialty Retail — 4.5%
Abu Dhabi National Oil Co. for Distribution PJSC	1,811,308	2,066,031

Thrifts & Mortgage Finance — 0.3%
Amlak Finance PJSC(b)	1,012,834	152,416

Wireless Telecommunication Services — 2.1%
Al Yah Satellite Communications Co.	1,312,244	942,481

Total Common Stocks — 99.8%
(Cost: $39,873,088)		45,575,068

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	180,000	180,000

Total Short-Term Securities — 0.4%
(Cost: $180,000)		180,000

Total Investments in Securities — 100.2%
(Cost: $40,053,088)		45,755,068

Liabilities in Excess of Other Assets — (0.2)%		(102,148)

Net Assets — 100.0%		$45,652,920

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$110,000	(a)	$—	$—	$—	$180,000	180,000	$139	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/17/22	$106	$(4,304)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$998,330	$44,430,949	$145,789	$45,575,068
Money Market Funds	180,000	—	—	180,000
	$1,178,330	$44,430,949	$145,789	$45,755,068
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,304)	$—	$—	$(4,304)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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